Related party transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related party transactions
Schedule of Related Party Transactions

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended		September 30,		December 31,
	September 30, 2019		September 30, 2018		2019		2018
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	106	19,929	389	17,338	1,097	3,412	378	4,019
Fresenius SE affiliates	2,947	76,802	2,557	71,052	1,089	5,510	681	8,470
Equity method investees	2,162	—	16,107	—	652	—	2,449	—
Total	5,215	96,731	19,053	88,390	2,838	8,922	3,508	12,489

Products
Fresenius SE	3	—	—	—	—	—	—	—
Fresenius SE affiliates	33,374	26,739	26,235	29,548	12,005	7,764	8,750	3,658
Equity method investees	—	353,843	—	297,149	—	179,188	—	57,975
Total	33,377	380,582	26,235	326,697	12,005	186,952	8,750	61,633
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,832 and €9,376 at September 30, 2019 and December 31, 2018, respectively.

Schedule of Related Party Lease Transactions

Lease agreements with related parties

in € THOUS

	For the nine months ended			For the nine months ended
	September 30, 2019			September 30, 2018		September 30, 2019
		Interest	Lease			Right-of-use	Lease
	Depreciation	expense	expense (1)	Lease income	Lease expense	asset	liability
Fresenius SE	3,620	342	2,815	—	6,494	31,028	31,233
Fresenius SE affiliates	9,384	1,055	392	—	11,654	93,275	93,630
Total	13,004	1,397	3,207	—	18,148	124,303	124,863
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.